Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest on debt (including $-, $- and $207 respectively, to related party)	$ 11,895	$ 7,342	$ 16,033
Bank charges and loan commitment fees	132	20	233
Amortization and write-off of financing fees	2,522	840	6,311
Total	14,549	8,202	22,577
Less interest capitalized	(184)	(1,204)	(1,621)
Total	14,365	6,998	20,956
Interest on debt, related party	$ 207	$ 0	$ 0